BANK BORROWINGS (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		4 Months Ended		1 Months Ended			1 Months Ended			9 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 31, 2013 Revolving loan Credit Agricole (Suisse) SA USD ($)	Jan. 31, 2013 Revolving loan Credit Agricole (Suisse) SA CNY	Oct. 31, 2013 Revolving loan Credit Agricole (Suisse) SA USD ($)	Oct. 31, 2013 Revolving loan Credit Agricole (Suisse) SA CNY	Jan. 31, 2013 Facility 1 BEA CNY	Feb. 01, 2013 Facility 1 BEA USD ($)	Feb. 01, 2013 Facility 1 BEA CNY	Jan. 31, 2013 Facility 2 BEA CNY	Feb. 01, 2013 Facility 2 BEA USD ($)	Jan. 31, 2013 Facility 2 BEA USD ($)	Sep. 30, 2013 Facility agreement CMB USD ($)	Dec. 31, 2013 Facility agreement CMB CNY
Bank borrowings
Line of credit, maximum borrowing amount				$ 998	6,211			160,000					$ 10,000	$ 36,000
Debt instrument interest rate (as a percent)				1.21%	1.21%			4.50%			4.4455%
Amount withdrawn									26,389	159,750		10,000
Amount cancelled									250
Cash pledge amount				1,608	10,008			95,850						30,000
Amount repaid						333	2,037
Reference rate								BEA CNY Prime Rate			three-month LIBOR			three-month LIBOR
Interest rate margin (as a percent)								0.50%			4.20%			2.79%
Debt instrument term								3 years			1 year			3 years
Cash pledge term								3 years						1 year
LIBOR rate													0.2455%
Minimum daily average balance required to maintain an RMB deposit with BEA Beijing branch											35,000
Property and equipment	38,416	232,558	238,563												38,575
Changes in the balances of bank borrowings
Principal of bank borrowings during the year		448,671
Payment of financing cost	(1,414)	(8,557)
Accrued interest expenses and amortization of debt discount		12,849
Repayment of principle during the year		(223,040)
Payments of interest during the year	(1,381)	(8,360)
Exchange difference		(3,624)
Ending balances		217,939
Current	670	4,056
Non-current	35,331	213,883
Ending balances		217,939